FAIR VALUE OF FINANCIAL INSTRUMENTS - Schedule of Fair Value Hierarchy Measurements of Financial Instruments (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets
Available-for-sale fixed maturity securities	$ 53,802,000,000
Equity securities	3,854,000,000	$ 3,663,000,000
Investment real estate	2,366,000,000	861,000,000
Real estate partnerships	3,438,000,000	3,110,000,000
Investment funds	6,111,000,000	2,483,000,000
Short-term investments, at estimated fair value	4,400,000,000	3,115,000,000
Cash and cash equivalents	12,243,000,000	4,308,000,000
Other assets – market risk benefit assets	2,461,000,000	730,000,000
Separate account assets	1,343,000,000	1,189,000,000
Financial liabilities
Policyholders’ account balances – embedded derivative	1,160,000,000	1,104,000,000
Market risk benefits	3,655,000,000	89,000,000
Other liabilities – derivative liabilities	57,000,000	114,000,000
Separate account liabilities	1,343,000,000	1,189,000,000	$ 1,045,000,000
Not subject to fair value hierarchy
Financial assets
Investment funds	380,000,000	0
Other	637,000,000	12,000,000
Separate account assets	31,000,000	26,000,000
Total Fair Value
Financial assets
Available-for-sale fixed maturity securities	53,802,000,000	18,777,000,000
Equity securities	3,854,000,000	3,239,000,000
Investment real estate	1,283,000,000
Real estate partnerships	1,529,000,000
Investment funds	124,000,000
Short-term investments, at estimated fair value	4,400,000,000	3,115,000,000
Derivative assets	1,361,000,000	342,000,000
Separately managed accounts	71,000,000	105,000,000
Other	319,000,000	46,000,000
Cash and cash equivalents	12,243,000,000	4,308,000,000
Reinsurance funds withheld – embedded derivative	18,000,000	(46,000,000)
Premiums due and other receivables – derivative asset	22,000,000
Other assets – market risk benefit assets	856,000,000	34,000,000
Separate account assets	1,312,000,000	1,163,000,000
Total financial assets	81,194,000,000	31,083,000,000
Financial liabilities
Policyholders’ account balances – embedded derivative	1,123,000,000	1,104,000,000
Market risk benefits	3,655,000,000	89,000,000
Funds withheld for reinsurance liabilities – embedded derivative	37,000,000
Other liabilities – derivative liabilities	27,000,000	12,000,000
Separate account liabilities	1,312,000,000	1,163,000,000
Total financial liabilities	6,154,000,000	2,368,000,000
Other invested assets	171,000,000
Total Fair Value | U.S. treasury and government
Financial assets
Available-for-sale fixed maturity securities	369,000,000	497,000,000
Total Fair Value | U.S. states and political subdivisions
Financial assets
Available-for-sale fixed maturity securities	3,289,000,000	670,000,000
Total Fair Value | Foreign governments
Financial assets
Available-for-sale fixed maturity securities	2,042,000,000	614,000,000
Total Fair Value | Corporate debt securities
Financial assets
Available-for-sale fixed maturity securities	37,380,000,000	14,592,000,000
Total Fair Value | Residential mortgage-backed securities
Financial assets
Available-for-sale fixed maturity securities	1,310,000,000	376,000,000
Total Fair Value | Commercial mortgage-backed securities
Financial assets
Available-for-sale fixed maturity securities	3,320,000,000	726,000,000
Total Fair Value | Collateralized debt securities
Financial assets
Available-for-sale fixed maturity securities	6,092,000,000	1,302,000,000
Total Fair Value | Common stock
Financial assets
Equity securities	3,412,000,000	3,073,000,000
Total Fair Value | Preferred stock
Financial assets
Equity securities	438,000,000	121,000,000
Total Fair Value | Private equity and other
Financial assets
Equity securities	4,000,000	45,000,000
Level 1
Financial assets
Available-for-sale fixed maturity securities	310,000,000	442,000,000
Equity securities	2,894,000,000	2,719,000,000
Investment real estate	0
Real estate partnerships	0
Investment funds	0
Short-term investments, at estimated fair value	3,213,000,000	1,948,000,000
Derivative assets	0	0
Separately managed accounts	0	0
Other	0	0
Cash and cash equivalents	12,243,000,000	4,264,000,000
Reinsurance funds withheld – embedded derivative	0	0
Premiums due and other receivables – derivative asset	0
Other assets – market risk benefit assets	0	0
Separate account assets	258,000,000	405,000,000
Total financial assets	18,918,000,000	9,778,000,000
Financial liabilities
Policyholders’ account balances – embedded derivative	0	0
Market risk benefits	0	0
Funds withheld for reinsurance liabilities – embedded derivative	0
Other liabilities – derivative liabilities	0	8,000,000
Separate account liabilities	258,000,000	405,000,000
Total financial liabilities	258,000,000	413,000,000
Level 1 | U.S. treasury and government
Financial assets
Available-for-sale fixed maturity securities	310,000,000	442,000,000
Level 1 | U.S. states and political subdivisions
Financial assets
Available-for-sale fixed maturity securities	0	0
Level 1 | Foreign governments
Financial assets
Available-for-sale fixed maturity securities	0	0
Level 1 | Corporate debt securities
Financial assets
Available-for-sale fixed maturity securities	0	0
Level 1 | Residential mortgage-backed securities
Financial assets
Available-for-sale fixed maturity securities	0	0
Level 1 | Commercial mortgage-backed securities
Financial assets
Available-for-sale fixed maturity securities	0	0
Level 1 | Collateralized debt securities
Financial assets
Available-for-sale fixed maturity securities	0	0
Level 1 | Common stock
Financial assets
Equity securities	2,858,000,000	2,682,000,000
Level 1 | Preferred stock
Financial assets
Equity securities	36,000,000	37,000,000
Level 1 | Private equity and other
Financial assets
Equity securities	0	0
Level 2
Financial assets
Available-for-sale fixed maturity securities	48,013,000,000	15,686,000,000
Equity securities	14,000,000	0
Investment real estate	0
Real estate partnerships	0
Investment funds	0
Short-term investments, at estimated fair value	834,000,000	40,000,000
Derivative assets	1,138,000,000	115,000,000
Separately managed accounts	0	0
Other	11,000,000	0
Cash and cash equivalents	0	44,000,000
Reinsurance funds withheld – embedded derivative	0	0
Premiums due and other receivables – derivative asset	22,000,000
Other assets – market risk benefit assets	0	0
Separate account assets	1,054,000,000	758,000,000
Total financial assets	51,086,000,000	16,643,000,000
Financial liabilities
Policyholders’ account balances – embedded derivative	0	232,000,000
Market risk benefits	0	0
Funds withheld for reinsurance liabilities – embedded derivative	0
Other liabilities – derivative liabilities	27,000,000	4,000,000
Separate account liabilities	1,054,000,000	758,000,000
Total financial liabilities	1,081,000,000	994,000,000
Level 2 | U.S. treasury and government
Financial assets
Available-for-sale fixed maturity securities	59,000,000	55,000,000
Level 2 | U.S. states and political subdivisions
Financial assets
Available-for-sale fixed maturity securities	3,233,000,000	670,000,000
Level 2 | Foreign governments
Financial assets
Available-for-sale fixed maturity securities	2,042,000,000	614,000,000
Level 2 | Corporate debt securities
Financial assets
Available-for-sale fixed maturity securities	34,696,000,000	12,314,000,000
Level 2 | Residential mortgage-backed securities
Financial assets
Available-for-sale fixed maturity securities	1,291,000,000	376,000,000
Level 2 | Commercial mortgage-backed securities
Financial assets
Available-for-sale fixed maturity securities	3,245,000,000	696,000,000
Level 2 | Collateralized debt securities
Financial assets
Available-for-sale fixed maturity securities	3,447,000,000	961,000,000
Level 2 | Common stock
Financial assets
Equity securities	2,000,000	0
Level 2 | Preferred stock
Financial assets
Equity securities	12,000,000	0
Level 2 | Private equity and other
Financial assets
Equity securities	0	0
Level 3
Financial assets
Available-for-sale fixed maturity securities	5,479,000,000	2,649,000,000
Equity securities	946,000,000	520,000,000
Investment real estate	1,283,000,000
Real estate partnerships	1,529,000,000
Investment funds	124,000,000
Short-term investments, at estimated fair value	353,000,000	1,127,000,000
Derivative assets	223,000,000	227,000,000
Separately managed accounts	71,000,000	105,000,000
Other	308,000,000	46,000,000
Cash and cash equivalents	0	0
Reinsurance funds withheld – embedded derivative	18,000,000	(46,000,000)
Premiums due and other receivables – derivative asset	0
Other assets – market risk benefit assets	856,000,000	34,000,000
Separate account assets	0	0
Total financial assets	11,190,000,000	4,662,000,000
Financial liabilities
Policyholders’ account balances – embedded derivative	1,123,000,000	872,000,000
Market risk benefits	3,655,000,000	89,000,000
Funds withheld for reinsurance liabilities – embedded derivative	37,000,000
Other liabilities – derivative liabilities	0	0
Separate account liabilities	0	0
Total financial liabilities	4,815,000,000	961,000,000
Level 3 | U.S. treasury and government
Financial assets
Available-for-sale fixed maturity securities	0	0
Level 3 | U.S. states and political subdivisions
Financial assets
Available-for-sale fixed maturity securities	56,000,000	0
Level 3 | Foreign governments
Financial assets
Available-for-sale fixed maturity securities	0	0
Level 3 | Corporate debt securities
Financial assets
Available-for-sale fixed maturity securities	2,684,000,000	2,278,000,000
Level 3 | Residential mortgage-backed securities
Financial assets
Available-for-sale fixed maturity securities	19,000,000	0
Level 3 | Commercial mortgage-backed securities
Financial assets
Available-for-sale fixed maturity securities	75,000,000	30,000,000
Level 3 | Collateralized debt securities
Financial assets
Available-for-sale fixed maturity securities	2,645,000,000	341,000,000
Level 3 | Common stock
Financial assets
Equity securities	552,000,000	391,000,000
Level 3 | Preferred stock
Financial assets
Equity securities	390,000,000	84,000,000
Level 3 | Private equity and other
Financial assets
Equity securities	$ 4,000,000	$ 45,000,000